Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 40,618	$ 735
Accounts receivable	57,827	1,142
Prepaid expenses	21,250	2,500
Marketable securities	152,000	38,000
Security deposit	2,500	2,500
Total current assets	274,195	44,877
Patents pending	32,500
Computer Equipment, net	979
Total assets	307,674	44,877
Current Liabilities:
Accounts payable and accrued expenses	71,594
Due to stockholder	56,186	69,934
Convertible promssory note, net of discount of $22,465	27,535
Derivative liability	40,000
Total current liabilities	195,315	69,934
Stockholders' Equity (Deficiency):
Preferred stock, $0.001 par value; 10,000,000 shares authorized, none issued
Common stock, $.001 par value; 90,000,000 shares authorized; 19,050,000 (2012) and 9,999,000 (2011) shares issued and outstanding	19,050	9,999
Additional paid-in capital	1,022,450	313,301
Accumulated comprehensive loss	(38,000)	(152,000)
Accumulated deficit	(891,141)	(196,357)
Total stockholders' equity (deficiency)	112,359	(25,057)
Total liabilities and stockholders' equity (deficiency)	$ 307,674	$ 44,877